CASH TRUST SERIES, INC.

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                                August 1, 2006





EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: CASH TRUST SERIES, INC. (the "Registrant")
            Government Cash Series
            Municipal Cash Series
            Prime Cash Series
            Treasury Cash Series

           1933 Act File No. 33-29838
           1940 Act File No. 811-5843



Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated July 31, 2006, that would have been filed under Rule 497(c), do not differ from the form of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 27 on July 28, 2006.

            If you have any questions regarding this certification, please contact me at (412) 288-3310.



                                                Very truly yours,



                                                /s/ Nelson W. Winter
                                                Nelson W. Winter
                                                Assistant Secretary